Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of future minimum rental payments under the Company's noncancelable operating leases

Future maturities of the lease liability under the Company’s noncancelable operating leases at June 30, 2022 are as follows (in thousands):

At June 30, 2022
Remaining 2022 maturities	$313
2023	629
2024	553
2025	383
2026	30
More than 5 years	15
Total undiscounted lease maturities	$1,923
Imputed interest	(151)
Total lease liability	$1,772

Gelesis
Schedule of future minimum rental payments under the Company's noncancelable operating leases

At December 31, 2021
2022	$634
2023	639
2024	555
2025	385
2026	33
More than 5 years	16
Total undiscounted lease maturities	$2,262
Imputed interest	(202)
Total lease liability	$2,060